Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current liabilities:
Due to Seaspan Corporation (note 3)	$ 3,567
Share capital:
Preferred shares, Value	0
Common shares, Value	0
Deficit	(3,567)
Total shareholders' equity	(3,567)
Subsequent events
Seaspan [Member]
Current assets:
Cash and cash equivalents	195,000	$ 357,300
Short-term investments	0	2,500
Accounts receivable (note 4)	18,700	13,000
Prepaid expenses and other	31,700	36,500
Net investment in lease (note 5)	35,200	9,800
Fair value of financial instruments (note 20(c))	100	100
Total current assets	280,700	419,200
Vessels (note 6)	5,707,100	5,926,300
Right-of-use asset (note 7)	957,200	0
Net investment in lease (note 5)	723,600	441,700
Goodwill	75,300	75,300
Other assets (note 8)	173,100	204,900
Total assets	7,917,000	7,067,400
Current liabilities:
Accounts payable and accrued liabilities (note 16(a))	83,400	70,200
Deferred revenue	20,300	21,300
Current portion of long-term debt (note 9)	363,700	722,600
Current portion of operating lease liabilities (note 10)	159,700	0
Current portion of long-term obligations under other financing arrangements (note 11)	134,600	48,400
Current portion of other long-term liabilities (note 12)	7,800	32,200
Total current liabilities	769,500	894,700
Long-term debt (note 9)	2,696,900	2,764,900
Operating lease liabilities (note 10)	782,600	0
Long-term obligations under other financing arrangements (note 11)	373,900	591,400
Other long-term liabilities (note 12)	11,200	181,100
Fair value of financial instruments (note 20(c))	50,200	127,200
Total liabilities	4,684,300	4,559,300
Puttable preferred shares; $0.01 par value; nil issued and outstanding (2018 - 1,986,449) (note 3 and note 13)	0	48,100
Share capital:
Preferred shares, Value	0	0
Common shares, Value	2,500	2,100
Treasury shares	(400)	(400)
Additional paid in capital	3,452,900	3,126,500
Deficit	(200,700)	(645,600)
Accumulated other comprehensive loss	(21,600)	(22,600)
Total shareholders' equity	3,232,700	2,460,000
Total liabilities and shareholders' equity	7,917,000	7,067,400
Commitments and contingencies (note 16)
Subsequent events